Note 12 - Segment Reporting 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]
	Three Months Ended March 31,
	2026	2025
Revenue	$39,227	$20,876
Less:
Research and development
External program costs:
Norovirus program	48	1,556
COVID-19 program	20,393	15,718
Other programs	—	306
Preclinical research	81	399
Process Development	—	46
Internal research and development costs	8,891	12,719
General and administrative	4,641	5,067
Interest income	(551)	(437)
Non-cash interest expense related to sale of future royalties	505	997
Other segment items(A)	11	1
Provision for income taxes	29	95
Segment net income (loss)	$5,179	$(15,591)
Reconciliation of net income (loss)
Adjustments and reconciling items	—	—
Net income (loss)	$5,179	$(15,591)

	Year Ended December 31,
	2025	2024
Revenue	$237,258	$28,700
Less:
Research and development
External program costs:
Norovirus program	3,638	3,178
COVID-19 program	155,049	16,883
Other programs	345	32
Preclinical research	767	1,909
Process Development	46	271
Internal research and development costs	41,731	51,940
General and administrative	17,608	20,780
Interest income	(1,596)	(2,543)
Non-cash interest expense related to sale of future royalties	2,823	2,969
Other segment items(A)	44	(31)
Provision for income taxes	476	260
Segment net income (loss)	$16,327	$(66,948)
Reconciliation of net income (loss)
Adjustments and reconciling items	—	—
Net income (loss)	$16,327	$(66,948)